Note 39 - The COVID-19 pandemic and the oil & gas crisis and their impact on Tenaris's operations and financial condition (Details Textual) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Nov. 25, 2020	Nov. 04, 2020	Nov. 20, 2019	May 22, 2019	Nov. 21, 2018	May 23, 2018	Nov. 22, 2017	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unusual or Infrequent Item 1 [line items]
Dividends recognised as distributions to owners	$ 82,600		$ 153,000	$ 484,000		$ 484,000		$ 153,000	$ 87,938	$ 485,827	$ 487,681
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.07	$ 0.07		$ 0.28	$ 0.13	$ 0.28	$ 0.13
Dividends paid, per American Depositary Security (in dollars per share)		$ 0.14
Global pandemic [member]
Unusual or Infrequent Item 1 [line items]
Estimated annual savings from the reduction of fixed costs									230,000
Reduction of capital expenditures and research and development expenses									157,000
Net cash position [member]
Unusual or Infrequent Item 1 [line items]
Total cash									$ 1,085,000